Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity
12.	Stockholders’ Equity

At March 31, 2021 and December 31, 2020, the Company had authorized 1,000 shares of $0.01 par value common stock, of which 1,000 shares were issued and outstanding. There is no preferred stock issued and outstanding as of March 31, 2021 and December 31, 2020. The cumulative translation adjustment and accumulated deficit is included in stockholders’ equity.

At March 31, 2021 and December 31, 2020, the cumulative translation adjustment totaled $0.2 million and $0.2 million, respectively. The Company’s accumulated deficit totaled $29.0 million and $24.8 million at March 31, 2021 and December 31, 2020, respectively.

11.	Stockholders’ Equity

At December 31, 2020 and 2019, the Company had authorized 1,000 shares of $0.01 par value common stock, of which 1,000 shares were issued and outstanding. There is no preferred stock issued and outstanding as of December 31, 2020 and 2019. The cumulative translation adjustment and accumulated deficit is included in Stockholders’ Equity.

At December 31, 2020 and 2019, the cumulative translation adjustment totaled $0.2 million and $0.2 million, respectively. The Company’s accumulated deficit totaled $24.8 million and $20.2 million at December 31, 2020 and 2019, respectively.

Crescent Acquisition Corp
Stockholders' Equity

5. Stockholders’ Equity

Common Stock

The authorized common stock of the Company includes up to 500,000,000 shares of Class A common stock and 25,000,000 shares of Class F common stock. If the Company enters into an initial business combination, it may (depending on the terms of such an initial business combination) be required to increase the number of shares of Class A common stock which the Company is authorized to issue at the same time as the Company’s stockholders vote on an initial business combination to the extent the Company seeks stockholder approval in connection with an initial business combination. Holders of the Company’s common stock are entitled to one vote for each share of common stock.

As of March 31, 2021 and December 31, 2020, there were 4,418,008 and 5,057,702, respectively, of Class A common stock issued and outstanding, excluding 20,569,754 and 19,942,298, respectively, shares of Class A common stock subject to possible redemption.

As of March 31, 2021 and December 31, 2020, there were 6,250,000 shares of Class F common stock issued and outstanding.

Preferred Stock

The Company is authorized to issue 5,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of March 31, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

6. Stockholders’ Equity

Common Stock

The authorized common stock of the Company includes up to 500,000,000 shares of Class A common stock and 25,000,000 shares of Class F common stock. If the Company enters into an initial business combination, it may (depending on the terms of such an initial business combination) be required to increase the number of shares of Class A common stock which the Company is authorized to issue at the same time as the Company’s stockholders vote on an initial business combination to the extent the Company seeks stockholder approval in connection with an initial business combination. Holders of the Company’s common stock are entitled to one vote for each share of common stock.

As of December 31, 2020 and 2019, there were 5,057,702 and 3,329,155, respectively, of Class A common stock issued and outstanding, excluding 19,942,298 and 21,670,845, respectively, shares of Class A common stock subject to possible redemption.

As of December 31, 2020 and 2019, there were 6,250,000 shares of Class F common stock issued and outstanding.

Preferred Stock

The Company is authorized to issue 5,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2020 and 2019, there were no shares of preferred stock issued or outstanding.